Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ (9,435,532)	$ 1,419,645
Adjustments to reconcile net loss to net cash used in operating activities:
Income on trust account	(13,691)	(16,161)
Change in fair value of warrant liabilities	8,955,424	(1,970,001)
Offering costs allocated to warrants		317,023
Changes in current assets and current liabilities:
Prepaid assets	24,395	(148,977)
Due to related party	(24,334)	34,334
Franchise tax payable		113,475
Accounts payable		5,000
Net cash used in operating activities	(493,738)	(245,662)
Cash Flows from Investing Activities:
Investment of cash into trust account		(100,000,000)
Net cash used in investing activities		(100,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters’ discount		98,000,000
Proceeds from private placement		3,550,000
Proceeds from issuance of founder shares		25,000
Proceeds from issuance of promissory note to related party	52,627	95,136
Repayment of promissory note to related party	(140,591)
Payments of offering costs		(329,713)
Net cash used in financing activities	(87,964)	101,340,423
Net Change in Cash	(581,702)	1,094,761
Cash - Beginning	1,094,761
Cash - Ending	513,059	1,094,761
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A common stock subject to possible redemption		86,243,120
Initial value of warrant liabilities		8,008,352
Change in value of Class A common stock subject to possible redemption	(9,603,600)	1,770,720
Change in deferred underwriter discount payable charged to additional paid in capital	$ 168,063	$ 1,959,758